OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other operating income [Abstract]
Schedule of Other Operating Income
	December 31, 2021 US$‘000	December 31, 2020 US$‘000	December 31, 2019 US$‘000
Government supports - COVID-19	4,668	1,840	-
Other income	-	17	88
Rental income from premises	4	3	3

	4,672	1,860	91